Balance Sheet Components - Other current liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Accrued sales and marketing expenses	$ 13,111	$ 1,542
Other accrued expenses	3,603	2,032	$ 1,129
Accrued compensation	3,419	2,532	928
End-user liability, net	2,896	1,431	633
Other current liabilities	$ 23,029	$ 7,537	$ 6,339